SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Accounting Policies [Abstract]
Accounts Receivable	$ 11,024,450	$ 16,551,204
Contract Liabilities	$ 2,830,068	$ 2,986,364